SHARE-BASED COMPENSATION PLANS - Restricted Share Units (Details) - Restricted Share Units		12 Months Ended
	Oct. 09, 2020 employee	Mar. 31, 2021	Dec. 01, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted		23,513
RSUs granted to number of employees | employee	1
Number of days considered for calculating weighted trading price	5 days
Volume weighted trading price | $			$ 8.37